
----------------------------------------------------- -------------------------------------------------------
John Hancock Balanced Fund                            John Hancock Massachusetts Tax-Free Income Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Biotechnology Fund                       John Hancock Mid Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock California Tax-Free Income Fund          John Hancock Money Market Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Classic Value Fund                       John Hancock Multi Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Core Equity Fund                         John Hancock New York Tax-Free Income Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Financial Industries Fund                John Hancock Real Estate Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Focused Equity Fund                      John Hancock Regional Bank Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Growth Trends Fund                       John Hancock Small Cap Equity Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Health Sciences Fund                     John Hancock Small Cap Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock High Yield Municipal Bond Fund           John Hancock Sovereign Investors Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Independence Diversified Core Equity     John Hancock Tax-Free Bond Fund
Fund II
----------------------------------------------------- -------------------------------------------------------
John Hancock International Fund                       John Hancock Technology Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Equity Fund                    John Hancock U.S. Global Leaders Growth Fund
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Growth Fund                    John Hancock U.S. Government Cash Reserve
----------------------------------------------------- -------------------------------------------------------
John Hancock Large Cap Select Fund
----------------------------------------------------- -------------------------------------------------------

            Supplement to Current Statement of Additional Information


Description of the Fund's Shares

   The last paragraph in the "Description of the Fund's Shares" section has been deleted and replaced with the following:


"Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates."


October 1, 2004